Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	METALINK LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,255,640
Amendment Flag	false
Entity Central Index Key	0001098462
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	true
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	000-30394
Entity Incorporation, State or Country Code	L3
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false